Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows from Operating Activities:
Net Cash Provided by Operating Activities	$ 137,492	$ 198,543	[1]
Cash Flows from Investing Activities:
Vessel insurance proceeds	58,200	0
Option for future construction of rigs	(30,019)	0
Proceeds from sale of vessels,net of costs	25,670	42,190
Vessels acquisitions,improvements and other fixed assets	(251)	0
Advances for vessel acquisitions / rigs under construction	(1,384,632)	(508,346)	[1]
(Increase)/decrease in restricted cash	337,433	(119,354)
Drilling rigs, equipment and other improvements	0	(3,671)
Net Cash Used in Investing Activities	(993,599)	(589,181)	[1]
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	0	237,552
Proceeds from long-term credit facility	1,378,313	4,075
Proceeds from share-lending arrangement	0	100
Payments of long term credit facility	(509,169)	(149,152)
Payment of financing costs	(36,893)	(1,104)
Net Cash Provided by Financing Activities	832,251	91,471
Net decrease in cash and cash equivalents	(23,856)	(299,167)
Cash and cash equivalents at beginning of period	391,530	693,169
Cash and cash equivalents at end of period	$ 367,674	$ 394,002

[1]	As restated, see also Note 3